CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	[1]	$ 413,439	$ 322,856	$ 253,796
Cost of revenues	[2],[3]	(263,171)	(191,395)	(160,292)
Gross profit		150,268	131,461	93,504
Selling, general and administrative expenses	[3],[4]	(110,808)	(81,889)	(71,594)
Other operating (expenses) income, net	[5]	(6,294)	0	1,820
Profit from operations		33,166	49,572	23,730
Gain on transactions with bonds		0	0	19,102
Finance income		7,956	16,215	27,555
Finance expense		(11,036)	(19,227)	(20,952)
Finance (expense) income, net		(3,080)	(3,012)	6,603
Other income and expenses, net	[6]	8,458	3,629	605
Profit before income tax		38,544	50,189	50,040
Income tax		(8,081)	(14,327)	(18,420)
Net income for the year		30,463	35,862	31,620
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations		(265)	1,103	(1,353)
- Net fair value (loss) gain on available-for-sale financial assets		(27)	(52)	52
Total comprehensive income for the year		30,171	36,913	30,319
Net income attributable to:
Owners of the Company		30,539	35,876	31,653
Non-controlling interest		(76)	(14)	(33)
Total comprehensive income for the year attributable to:
Owners of the Company		30,247	36,927	30,352
Non-controlling interest		$ (76)	$ (14)	$ (33)
Earnings per share
Basic (in usd per share)		$ 0.87	$ 1.04	$ 0.93
Diluted (in usd per share)		$ 0.84	$ 1.01	$ 0.90
Weighted average of outstanding shares (in thousands)
Basic (in shares)		34,919	34,402	33,960
Diluted (in shares)		36,094	35,413	35,013

[1]	Includes transactions with related parties for 5,590, 6,462 and 6,655 for 2017, 2016 and 2015, respectively. See note 21.1.
[2]	Includes depreciation and amortization expense of 4,339, 4,281 and 4,441 for 2017, 2016 and 2015, respectively. See note 5.1.
[3]	Includes share-based compensation expense of 5,666, 917 and 735 under cost of revenues; and 8,798, 2,703 and 1,647 under selling, general and administrative expenses for 2017, 2016 and 2015, respectively. See note 5.
[4]	Includes depreciation and amortization expense of 11,789, 6,637 and 4,860 for 2017, 2016 and 2015, respectively. See note 5.2.
[5]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1). In 2017 includes an impairment of intangibles assets of 4,708 (note 4.12).
[6]	Includes as of December 31, 2017 and 2016 a gain of 6,735 and 418 on remeasurement of the contingent consideration of Clarice, L4, and WAE explained in note 27.10.1 and the gain of 1,727 and 2,981 related to the remeasurement at fair value of the call and put option over non-controlling interest explained in note 27.10.2. In 2016 includes the gain of 225 related to the bargain business combination of Difier S.A. explained in note 23. In 2015 includes a gain of 625 related to valuation at fair value of the 22.7% of share interest held in Dynaflows as explained in note 23.